Lease - Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Lease [Abstract]
Operating lease income	$ 376	$ 386	$ 523
Operating cash flows from operating leases as lessor	395	405	550
Operating lease costs	80	73	79
Total leases costs	80	73	79
Operating cash paid for operating lease	$ 80	$ 73	$ 79